UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005

(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eighth Avenue, New York, New York 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: September 30, 2014

Directors
J. Morton Davis
Daniel Harvey
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
and President
David Nachamie, Secretary
Michael Siciliano, Treasurer

Custodian
U.S. Trust, Bank of America
225 Franklin Street, 4th Floor	FINANCIAL STATEMENTS
Boston, Massachusetts 02110	and
ANNUAL REPORT
Transfer Agent
American Stock Transfer & Trust Co., LLC
6201 15th Avenue	September 30, 2014
Brooklyn, New York 11219
Toll Free: (800) 937-5449
Website: www.amstock.com
E-mail: info@amstock.com

Independent Accountants	ENGEX, INC. is listed
EisnerAmper LLP	Over The Counter
750 Third Avenue	Symbol – EXGI
New York, New York 10017

Engex, Inc.
44 Wall Street
New York, New York 10005
(212) 495-4200
http://www.engexinc.com/

This Annual Report is available on our website at http://www.engexinc.com/

Engex, Inc.

44 Wall Street

New York, NY 10005

October 31, 2014

Dear Engex Shareholder:

I’m pleased to report your Fund had a very successful year. The net asset value over the twelve month period ending September 30, 2014 increased 73.2% and gratifyingly, at the time of writing this letter on October 31, 2014, Engex’s net asset value is up 96% over the last thirteen months. The market price at which Engex shares traded increased over the 12 months from September 30, 2013 to September 30, 2014 from $3.35 per share to $5.505 per share, or an increase of 64%. I hope that we can do as well or even better in the current fiscal year. As the largest shareholder in the Fund, I am, like you, looking forward to another rewarding year ahead. Thank you so much for your patience and loyalty. In return, I sincerely wish I can deliver meaningful rewarding results in the coming year as well.

Hopefully, the upcoming year will be a great one for all of you as well as for Engex.

With best wishes for a happy, healthy and prosperous new year and everything great always, I am

Sincerely,

J. Morton Davis
Chairman

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of

Engex, Inc.

We have audited the accompanying statement of assets and liabilities of Engex, Inc. (the "Fund"), including the schedule of portfolio investments as of September 30, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2010 were audited by another independent registered public accounting firm whose report dated November 17, 2010 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Engex, Inc. as of September 30, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ EisnerAmper LLP

New York, New York

November 21, 2014

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014

Assets:

Investments in securities, at fair value (cost $9,911,141)	$9,994,082

Cash equivalents	5,957

Receivable on sale of investment security	2,652

Prepaid expenses	7,105

TOTAL ASSETS		$10,009,796

Liabilities:

Accrued expenses	74,473

TOTAL LIABILITIES		74,473

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$9,935,323

NET ASSET VALUE PER SHARE (based on 1,626,938 shares outstanding)		$6.11

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized – 2,500,000 shares, Issued and outstanding–1,626,938 shares		$162,693

Additional paid-in capital		17,891,905

Unrealized appreciation on investments		82,941

Cumulative net realized loss from investment transactions		(5,075,817)

Accumulated net investment loss		(3,126,399)

NET ASSETS		$9,935,323

The accompanying notes are an integral part of this statement.

1

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

September 30, 2014

	Number of Shares	Fair Value
COMMON STOCK* (100.0%)**

Biotechnology (100.0%)**

Enzo Biochem, Inc.	1,216,196	$6,263,409
MiMedx Group Inc.	431,492	3,076,538
MRI Interventions, Inc.	493,784	592,540
		9,932,487
Technology (0%)**

Silverstar Holdings Ltd.	51,600	150

Gaming Industry (0%)**

American Vantage Companies	474,500	0

TOTAL COMMON STOCK (COST $9,338,941)		9,932,637

FIXED INCOME (0.6%)**

MRI Interventions, Inc. 3.5% Note due 2020 (cost $30,200)		61,445

TOTAL INVESTMENTS IN MARKETABLE SECURITIES (COST $9,369,141)		$9,994,082

PRIVATE INVESTMENTS* (0%)**

LifeSync Holdings, Inc.	4,675	$0

TOTAL PRIVATE INVESTMENTS (COST $542,000)		$0

TOTAL INVESTMENTS IN MARKETABLE SECURITIES AND PRIVATE INVESTMENTS		$9,994,082
(COST $9,911,141)

*	Non income-producing securities
**	The percentage shown for each investment category in the Portfolio of Investments is based on Net Assets

The accompanying notes are an integral part of this statement.

2

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Year Ended September 30, 2014

INVESTMENT INCOME:

Dividends and Interest		$1

EXPENSES:

Professional fees	89,148

Insurance	2,707

Custodian and transfer agent fees	16,356

Directors’ fees and expenses	21,000

State and local taxes other than income taxes	4,310

Miscellaneous	2,870

Management Fee	83,504

TOTAL EXPENSES	219,895

NET INVESTMENT LOSS		(219,894)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

REALIZED GAIN FROM SECURITIES TRANSACTIONS		177,832

REALIZED (LOSS) ON SALE OF PRIVATE INVESTMENT		(2,045,281)

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS		6,285,550

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS		4,418,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$4,198,207

The accompanying notes are an integral part of this statement.

3

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Years Ended September 30,

	2014	2013
INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(219,894)	$(175,980)

Realized gain from securities transactions	177,832	---

Realized (loss) on sale of private investment	(2,045,281)	40,303

Realized (loss) GFK Receivable	---	(11,294)

Net change in unrealized appreciation on investments	6,285,550	813,027

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,198,207	666,056

NET ASSETS – BEGINNING OF YEAR	5,737,116	5,071,060

NET ASSETS – END OF YEAR	$9,935,323	$5,737,116

The accompanying notes are an integral part of this statement.

4

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Year Ended September 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$4,198,207

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Net change in unrealized appreciation on investments	(6,285,550)
Net realized loss from securities transactions and private investment	1,867,449
Proceeds from disposition of common stock	186,585
Increase in receivable on sale of investment security	(2,652)
Increase in prepaid expenses	(100)
Proceeds from collection of GFK receivable	17,106
Increase in accrued expenses	17,899
Net cash used in operating activities	(1,056)

Cash flows from investing activities:	--

Cash flows from financing activities:

Proceeds from related party loans	50,001
Repayments of related party loans	(50,001)
Net cash provided by (used in) operating activities	--

Net decrease in cash equivalents	(1,056)

Cash equivalents – beginning of year	7,013
Cash equivalents – end of year	$5,957

The accompanying notes are an integral part of this statement.

5

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company. The investment objective of the Fund is capital appreciation.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to stockholders, if any, are recorded on the ex-dividend date.

(b)	SECURITY VALUATION – Portfolio securities listed or traded on domestic securities exchanges (including Nasdaq) or Over-the-Counter markets, are valued at the last sale price on the exchange or system where the security is principally traded. If there have been no sales during that week, such securities are valued at the most recent bid, except in the case of open short positions, when the asked price is used for valuation purposes.

Investments for which quotations are not readily available are valued at fair value, as determined by Management in accordance with guidelines adopted by the Fund’s Board of Directors after taking into consideration market conditions and operational progress. These estimated values may not reflect amounts that could ultimately be realized upon sale. The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)	USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISER AND TRANSACTIONS WITH RELATED PARTY

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”) which is wholly owned by the Chairman of the Fund (the “Chairman”). Certain officers of Advisors are also officers of the Fund. Under this Agreement, Advisors will serve as an investment adviser of the Fund for a management fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets. At its meeting held on October 17, 2013, the Board of Directors, including a majority of the Independent Directors voting separately, approved the continuation of the Agreement for an additional one-year period.

Loan payable to Related Party. During the year period ended September 30, 2014, the Chairman of the Fund loaned the Fund $50,001. This loan was due on demand and bore no interest. The loan was repaid during the year ended September 30, 2014.

The accompanying notes are an integral part of this statement.

6

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 3. INVESTMENT TRANSACTIONS

For the year ended September 30, 2014, sales and purchases of common stock and private investments were $186,585 and $0, respectively. Gross unrealized appreciation amounted to $6,428,752 and gross unrealized depreciation amounted to $143,202 for the year ended September 30, 2014.

During fiscal 2009, Etilize, one of the Fund’s private investment interests held in that year, was acquired by a foreign company (the “Purchaser”). The Purchase Agreement called for three Closing Price Payments from the Purchaser. The First Closing Price Payment was received on January 7, 2009. The Second Closing price payment was not received due to contingencies not being met. The Third Closing price payment amount was finalized in April 2013. The finalized amount was lower than the previously reported receivable of $179,855 as of September 30, 2012. The difference of $11,294 was reported in the Statement of Operations as realized loss in GFK receivable during the year ended September 30, 2013. On April 19, 2013 the Fund received $116,100 which represented 70% of the third and final payment. The 30% balance was paid, plus interest, in three equal payments on April 30, 2013, August 31, 2013 and December 31, 2013.

During the year ended September 30, 2014, one of the Fund’s private investments, Corente, Inc., was acquired by Oracle Corporation (the “Purchaser”). The Fund is to receive $5,972 from the Purchaser for the 11,793 shares that had been held in Corente, Inc. As of September 30, 2014, The Fund has received $3,320. The balance of this payout, or $2,652, will be held in escrow for two years, half of which will be paid at end of the first anniversary, and the final payment will be paid upon completion of merger.

NOTE 4. FAIR VALUE MEASUREMENTS

Investments in securities are carried at fair value. Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements - The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy

Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets. An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Fund.

Level 3 Inputs – valuations are based on unobservable inputs which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by, the public domain.

The accompanying notes are an integral part of this statement.

7

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. Advisors uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 or Level 2 assets or liabilities.

Investments are classified within Level 3 of the fair value hierarchy because they trade infrequently (or not at all) and therefore have little or no readily available pricing information. Private investments are classified within Level 3 of the fair value hierarchy. Management’s estimate of the fair value of private investments is based on most recent information provided by the management of the investee companies, including but not limited to, financial statements and most recent capital financing transactions.

When a pricing model is used to value Level 3 investments, inputs to the model are adjusted when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions, offering in the equity or debt capital markets, and changes in financial ratios or cash flows.

A summary of the inputs used as of September 30, 2014 in valuing each of the Fund’s assets were:

	Level 1 - Quoted prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at Sept. 30, 2014
Common Stock:
American Vantage Companies	$--	$--	$--	$--
Enzo Biochem, Inc.	6,263,409	--	--	6,263,409
MRI Interventions, Inc.	592,540	--	--	592,540
MiMedx Group, Inc.	3,076,538	--	--	3,076,538
Silverstar Holdings Ltd.	150	--	--	150

Total Investments in Common Stock	$9,932,637	$--	$--	$9,932,637

Fixed Income:
MRI Interventions, Inc. Note*	--	--	$61,445	$61,445

Total Fixed Income	$--	$--	$61,445	$61,445

Total Marketable Securities	$9,932,637	$--	$61,445	$9,994,082

*MRI Interventions, Inc. Note – Face amount of $138,512, with interest at 3.5% and 10-year maturity term. The Fund will receive a single payment of $186,991 ($138,512 plus $48,479 accrued interest; payment is expected in 2020). The $186,991 payment has been present valued at an appropriate, risk adjusted rate of 20%.

The accompanying notes are an integral part of this statement.

8

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

The following table sets forth the changes in fair value measurements attributable to Level 3 investments during the year ended September 30, 2014:

	Beginning Balance Sept. 30, 2013	Net Purchases (Sales and Settlements	Total Change In Unrealized Appreciation/ Depreciation	Transfers In (Out) Of Level 3	Ending Balance Sept. 30, 2014

MRI Interventions, Inc. Note	$51,205	--	$10,240	--	$61,445

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized as Level 3 of the fair value hierarchy as of September 30, 2014:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range of Inputs (Weighted Average)

Assets (at fair value)
Investment in Notes	$61,445	Discounted cash flow model	Discount Rate	20%

When a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of an investment; conversely decreases in the discount rate can significantly increase the fair value of an investment.

NOTE 5. INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of September 30, 2014, as measured by the statutory tax rate in effect as enacted. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the reporting period. At September 30, 2014, all deferred tax assets have been fully reserved through the valuation allowance. The current interim period tax provision consists of state franchise and local taxes.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of September 30, 2014, the Fund had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as operating expenses. The Fund currently has no federal or state tax examinations in progress. The Fund is not subject to examinations by U.S. federal and state tax authorities for tax years before 2011.

The accompanying notes are an integral part of this statement.

9

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2014, the Fund had a gross deferred tax asset of approximately $2,211,000 and deferred tax liability of approximately $28,000. The deferred taxes arose from tax net operating loss and capital loss carry forwards of realized and unrealized transactions of approximately $6,342,000 for federal income tax purposes and approximately $7,776,000 for state tax purposes. The capital loss carryforwards of $2,361,751 expire in 2016 and 2019 and the net operating loss carryforwards of $4,090,138 expire during the years 2024 through 2035. The net unrealized gains on securities investments are approximately $83,000. The Fund has established a valuation allowance of $2,183,000 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal, state and local tax assets of $2,156,000 and $27,000, respectively, have been fully reserved.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

Statutory rate	34%
State, net of federal tax benefit	1%
Tax benefit of net operating loss	(35%)
0%

The components of the net deferred tax asset are as follows:

Deferred Tax Asset:

Net operating and capital loss carryforwards	$2,211,000
Less: Valuation allowance	(2,183,000)

Net deferred tax asset	28,000

Deferred Tax Liability:

Unrealized appreciation on securities investments	$(28,000)

Net Deferred Taxes	$-0-

The accompanying notes are an integral part of this statement.

10

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 6. FINANCIAL INSTRUMENTS AND RISK

The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest. Such acquisitions are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries. Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

In the normal course of its business, the Fund trades various financial instruments and enters into various financial transactions where the risk of potential loss due to market risk, interest rate risk, credit risk and other risks can equal the related amounts recorded. The success of any investment activity is influenced by general economic conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest rate sensitive investments. Unexpected volatility or illiquidity in the markets in which the Fund directly or indirectly holds positions could impair its ability to carry out its business and could cause losses to be incurred.

Market risk represents the potential loss that can be caused by increases or decreases in the fair value of investments resulting from market fluctuations.

Interest rate risk is the risk that the fair value or future cash flows of fixed income or rate sensitive investments will increase or decrease because of changes in interest rates. Generally the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the fair value of fixed income securities tends to decrease. Conversely, as interest rates fall, the fair value of fixed income securities tends to increase. This risk is generally greater for long-term securities than for short-term securities.

Credit risk represents the potential loss that would occur if counterparties fail to perform pursuant to the terms of their obligations. In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.

Liquidity risk is the risk that the Fund will not be able to raise funds to fulfill its commitments, including inability to sell investments quickly or at close to fair value.

The accompanying notes are an integral part of this statement.

11

ENGEX, INC.

FINANCIAL HIGHLIGHTS

	Years Ended September 30,
	2014	2013		2012		2011		2010
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$3.53	$3.11		$2.51		$3.30		$3.84

Income (loss) from operations:

Net investment (loss)	(0.14)	(0.11)		(0.12)		(0.12)		(0.14)

Net realized and unrealized gain (loss) on investment transactions	2.72	.53		.72		(.98)		(1.15)

Total Income (loss) from operations	2.58	.42		.60		(1.10)		(1.29)

Assets contributed by shareholder	-	-		-		0.31		0.75

Total increase (decrease) in net asset value for the period	2.58	.42		.60		(.79)		(.54)

Net asset value – end of period	$6.11	$3.53		$3.11		$2.51		$3.30

Number of shares outstanding at end of period	1,626,938	1,626,938		1,626,938		1,626,938		1,626,938

Market value at end of period	5.51 **	3.35	**	1.70		2.34		3.31

Average debt per share	-	-		-		-		-

Ratios*:
Expense to average net assets	2.59%	3.35	%*	4.69	%*	3.65	%*	4.19%*
Net investment (loss) to average net assets	(2.59%)	(2.85	%)*	(4.54	%)*	(3.31	%)*	(4.18%)*
Portfolio turnover	0.00%	0.69	%***	5.78	%***	5.95	%***	0.00%

Total Return (a)	64.33%	97.06	%*	(27.35	%)*	(29.31	%)*	(38.48%)*

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

*	During the periods from June 26, 2009 through November 30, 2012, Advisors voluntarily waived its 1.00% management fee. The Fund reinstated the management fee as of December 1, 2012.
**	Mean of bid/ask price used.
***	The Registrant has adjusted this Form N-CSR for the fiscal reporting periods ended September 30, 2013, 2012 and 2011, as originally filed with the Securities and Exchange Commission. The sole purpose of this adjustment is to correct in the Financial Highlights table, for certain errors pertaining to specifically, the Portfolio Turnover line item disclosure Except as set forth above, this adjustment does not modify, update, correct or change any other items or disclosures found in the original Forms N-CSR, as filed. The following table provides the Portfolio Turnover percentage as originally presented, and the current amounts as corrected:

	Years Ended September 30,
Portfolio Turnover:	2013	2012	2011
As originally presented:	17.5%	25.3%	20.1%

As corrected:	0.69%	5.78%	5.95%

The accompanying notes are an integral part of this statement.

12

ENGEX, INC.

SUPPLEMENTAL INFORMATION

(unaudited)

September 30, 2014

Board of Directors

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies

Directors Considered to be “Interested Persons”
J. Morton Davis, 85	Chairman of the Board and President	Since 1968.	Chairman, President, Director and sole stockholder of Investment Banking Corp.; President, Chairman and CEO of the Investment Adviser.	None

Dov Perlysky, 52*	Director	Since 1999.	Managing member, Nesher, LLC (financial services).	Enzo Biochem, Inc.; Highlands State Bank; Oak Tree Educational Partners, Inc.; Pharma-Bio Serv, Inc.

Directors Considered to be Independent
Daniel Harvey, 56	Director	Since 2012.	Owner, Daniel Harvey CPA (financial consulting); Contract CFO, Worldwide Who’s Who (internet marketing); Contract CFO, Long Island Bagel Café LLC (restaurants); Senior Manager, Raich Ende Malter & Co., LLP (CPA) 2008 – 2010.	None

Howard Spindel, 69	Director	Since 2004.	Senior Managing Director, Integrated Management Solutions USA LLC (consulting).	Oak Tree Educational Partners, Inc.; Pharma-Bio Serv, Inc.
Leonard Toboroff, 82	Director	Since 1993.	Private investor; Director/Vice Chairman, Allis-Chalmers Energy, Incorporated (oil and gas equipment and services) until 2009.	NOVT Corporation

*	Mr. Perlysky is an “interested person” of the Fund by reason of his being a member of the immediate family of Mr. Davis.

The accompanying notes are an integral part of this statement.

13

ENGEX, INC.

SUPPLEMENTAL INFORMATION (cont’d)

(unaudited)

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov

Change in Accountants

On October 26, 2011, prior to completing the Fund’s audit for the fiscal year ended September 30, 2011, Raich Ende Malter & Co. LLP (“Raich Ende”) resigned as the Fund’s independent auditors. On November 3, 2011, in accordance with the requirements of the 1940 Act, the Audit Committee selected EisnerAmper LLP (“Eisner”) as the Fund’s independent auditors to audit the Fund financial statements for the fiscal year ended September 30, 2011. During the past three fiscal years, neither of the reports on the financial statements of the Fund issued by Eisner contained an adverse opinion or a disclaimer of opinion, and neither was qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal year ended September 30, 2011, there were no disagreements with Raich Ende.

The accompanying notes are an integral part of this statement.

14

ENGEX, INC.

Item 2. Code of Ethics.

a)	At the end of the period covered by this report, registrant had adopted a code of ethics applicable to its principal executive officer, J. Morton Davis, President, and its principal financial officer, Michael Siciliano, Treasurer.

b)	There have been no amendments to the Code.

c)	There have been no amendment to, or waivers granted from any provisions of, the Code during the period covered by this report.

d)	Not applicable.

e)	Not applicable.

f) (1)	A copy of the Code was included as Exhibit(a)(1) to the Form N-CSR filed by the registrant for the reporting period ended September 30, 2013, and is incorporated herein by reference.

(2)	A copy of the Code may be obtained without charge by calling the Registrant at 1-212-495-4200.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Directors has determined that there are two audit committee financial experts serving on its audit committee.

     (2) The audit committee financial experts are Howard Spindel and Daniel Harvey, both of whom are “independent” as defined by this item.

Item 4. Principal Accountant Fees and Service.

(a)	Audit Fees billed for services to Registrant

2013           $26,261

2014           approximately $28,000

(b)	Audit-Related Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2013	$0	N/A
2014	$0	N/A

(c)	Tax Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2013	$0	N/A
2014	$0	N/A

15

ENGEX, INC.

(d)	All Other Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2013	$0	N/A
2014	$0	N/A

(e)	The Audit Committee approves all audit and non-audit engagements before work is commenced.

(f)	Not Applicable.

(g)	Non-Audit Fees

Year	Registrant	Investment Advisers*
2013	$0	N/A
2014	$0	N/A
*Includes entities controlling or under common control with the investment adviser.

(h)	Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable. Registrant is not a listed issuer.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Registrant votes proxies and resolves conflicts of interest related to proxy voting in accordance with its proxy Voting Policy and Procedures, adopted by registrant’s Board of Directors on November 12, 2003 and included as an exhibit to this report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	J. Morton Davis is the person responsible for the day-to-day management of the Registrant’s portfolio. Mr. Davis is President, Chairman, Chief Executive Officer and sole stockholder of the Investment Adviser and has been such to the Investment Adviser and its predecessor since 1985. Mr. Davis is also Chairman, President, director and sole stockholder of D.H. Blair Investment Banking Corp. Mr. Davis is not responsible for the day-to-day management of the portfolio of any other account.

(b)	Mr. Davis is not compensated directly for his management of the Registrant’s portfolio. He derives his compensation as the sole owner of the Investment Advisor.

16

ENGEX, INC.

(c)	As of September 30, 2014, the dollar range of shares of the Registrant owned by Mr. Davis was over $1,000,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Purchasers.

There were no purchases of shares of registrant’s equity securities by or behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities and Exchange Act of 1934, as amended.

Item 10. Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures.

(a)	Registrant’s principal executive and principal financial officers agree that registrant’s disclosure controls and procedures, as defined in Rule 30a-3d under the 1940 Act, are effective based on their evaluation of the controls and procedures within the last 90 days.

(b)	During the Registrant’s fiscal quarter ended September 30, 2014, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(2)	Certification of principal executive Officer

(a)(3)	Certification of principal financial officer

(a)(4)	Proxy Voting Policy and Procedures for Engex, Inc., in response to Item 7.

17

ENGEX, INC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By: /s/ J. Morton Davis

J. Morton Davis, President

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Morton Davis

J. Morton Davis, President

Date: November 26, 2014

By: /s/ Michael Siciliano

Michael Siciliano, Treasurer

Date: November 26, 2014

18